Related Party Transactions And Balances - Schedule of Transactions with Major Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Cost of revenue	¥ 89,578	$ 12,986	¥ 84,762	¥ 91,191
Interest income	2,282	$ 331	5,905	12,719
Tencent Group | Technology Service
Related Party Transaction [Line Items]
Revenues	97		244	185
Tencent Group | Cloud Technology Services
Related Party Transaction [Line Items]
Cost of revenue	14,675		13,963	17,111
Tencent Group | Processing Fees
Related Party Transaction [Line Items]
Cost of revenue	242		410	1,044
Jiangxi Chengqianqihou
Related Party Transaction [Line Items]
Interest income	551		404	0
Related Party
Related Party Transaction [Line Items]
Revenues	97		244	185
Cost of revenue	14,917		14,373	18,155
Interest income	¥ 551		¥ 404	¥ 0